Recent Subsidiary Activity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Recent Subsidiary Activity [Abstract]
Recent Subsidiary Activity
3.	Recent Subsidiary Activity

HWN Asset Purchase Agreement

On June 27, 2024, HWN entered into an asset purchase agreement with INNO4 LLC pursuant to which INNO4 LLC agreed to purchase certain assets of HWN related to the Company’s technology services business unit, for a base purchase price equal to $11,200,000, subject to adjustment as set forth in the agreement.

Upon closing, (i) $300,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing working capital adjustment obligations, if any, (ii) $75,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing indemnification obligations, if any, and (iii) $250,000 of the purchase price was deposited into escrow to satisfy performance revenue targets. This amount will be released to HWN if gross revenue of the technology services business unit related to the sold assets between July 1, 2024 and September 30, 2024 is greater than or equal to $3,756,675. If the revenue is below $3,756,675 but at least $3,000,000, 50% of the escrow amount will be released to HWN and 50% will be released to INNO4 LLC. If revenue is below $3,000,000, the full $250,000 will be released to INNO4 LLC.

The Company considered whether or not this transaction would cause the sold assets to qualify for discontinued operations treatment. The Company determined that the sale of the assets qualifies for discontinued operations treatment in 2024 due to the size of their operations and because the sale represents a strategic shift (refer to Note 17, Discontinued Operations, for additional detail).

In connection with the sale, the Company recorded a gain on sale of business unit of $7,950,773 to the consolidated statement of operations for the year ended December 31, 2024. Additionally, the operations of the assets are included within net income (loss) from discontinued operations, net of taxes on the unaudited condensed consolidated statement of operations for the three months ended March 31, 2025 and 2024.

Additionally, the asset purchase agreement includes a non-compete which precludes the Company from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries also now qualify for discontinued operations treatment in 2025 and 2024 (refer to Note 17, Discontinued Operations, for additional detail). Additionally, the operations of AWS PR and Tropical are included within net income (loss) from discontinued operations, net of taxes on the unaudited condensed consolidated statement of operations for the three months ended March 31, 2025 and 2024.

3. Recent Subsidiary Activity

HWN Asset Purchase Agreement

On June 27, 2024, HWN entered into an asset purchase agreement with INNO4 LLC pursuant to which INNO4 LLC agreed to purchase certain assets of HWN related to the Company’s technology services business unit, for a base purchase price equal to $11,200,000, subject to adjustment as set forth in the agreement.

Upon closing, (i) $300,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing working capital adjustment obligations, if any, (ii) $75,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing indemnification obligations, if any, and (iii) $250,000 of the purchase price was deposited into escrow to satisfy performance revenue targets. This amount will be released to HWN if gross revenue of the technology services business unit related to the sold assets between July 1, 2024 and September 30, 2024 is greater than or equal to $3,756,675. If the revenue is below $3,756,675 but at least $3,000,000, 50% of the escrow amount will be released to HWN and 50% will be released to INNO4 LLC. If revenue is below $3,000,000, the full $250,000 will be released to INNO4 LLC.

The Company considered whether or not this transaction would cause the sold assets to qualify for discontinued operations treatment. The Company determined that the sale of the assets qualifies for discontinued operations treatment as of December 31, 2024 due to the size of their operations and because the sale represents a strategic shift (refer to Note 18, Discontinued Operations, for additional detail).

In connection with the sale, the Company recorded a gain on sale of business unit of $7,950,773 to the consolidated statement of operations for the year ended December 31, 2024. Additionally, the operations of the assets had a net income of $1,784,730 during the period from January 1, 2024 through June 27, 2024. This amount is included within net income (loss) from discontinued operations, net of taxes on the consolidated statement of operations.

Additionally, the asset purchase agreement includes a non-compete which precludes the Company from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries also now qualify for discontinued operations treatment as of December 31, 2024 (refer to Note 18, Discontinued Operations, for additional detail). The operations of AWS PR and Tropical had a net income of $4,608 during the year ended December 31, 2024. These amounts are included within net income (loss) from discontinued operations, net of taxes on the consolidated statement of operations.